Investments (Tables)	12 Months Ended
Dec. 31, 2013
Investments [Abstract]
Fair value of short and long-term investments classified as available for sale

	December 31, 2013
	Gross Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Estimated Fair Value
	(In millions)
Short-term investments:
Restricted cash	$17	$—	$—	$17
Corporate debt securities	3,525	4	—	3,529
Government and agency securities	43	—	—	43
Time deposits and other	49	—	—	49
Equity instruments	12	881	—	893
	$3,646	$885	$—	$4,531
Long-term investments:
Corporate debt securities	4,409	41	(5)	4,445
Government and agency securities	250	1	—	251
	$4,659	$42	$(5)	$4,696

	December 31, 2012
	Gross Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Estimated Fair Value
	(In millions)
Short-term investments:
Restricted cash	$15	$—	$—	$15
Corporate debt securities	1,150	3	—	1,153
Government and agency securities	20	—	—	20
Time deposits and other	765	—	—	765
Equity instruments	8	630	—	638
	$1,958	$633	$—	$2,591
Long-term investments:
Corporate debt securities	2,615	54	—	2,669
Government and agency securities	41	1	—	42
	$2,656	$55	$—	$2,711

Estimated fair values of short and long-term investments classified by date of contractual maturity

December 31, 2013
(In millions)
One year or less (including restricted cash of $17)	$3,638
One year through two years	1,316
Two years through three years	1,764
Three years through four years	661
Four years through five years	752
Five years through six years	173
Six years through seven years	27
Nine years through ten years	3
$8,334